Fair Value Measurements (Notional Amounts And Fair Values Of Interest Rate Swaps) (Details) - Recurring - USD ($) $ in Millions	Jan. 31, 2016	Jan. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	$ 10,382	$ 6,334
Fair value, inputs, level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	(117)	(99)
Fair value hedging | Floating-rate interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	5,000	500
Fair value hedging | Floating-rate interest rate swaps | Fair value, inputs, level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	173	12
Net investment hedging | Cross-currency interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	1,250	1,250
Net investment hedging | Cross-currency interest rate swaps | Fair value, inputs, level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	319	207
Cash flow hedging | Cross-currency interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	4,132	4,329
Cash flow hedging | Cross-currency interest rate swaps | Fair value, inputs, level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	(609)	(317)
Cash flow hedging | Fixed-rate interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	0	255
Cash flow hedging | Fixed-rate interest rate swaps | Fair value, inputs, level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 0	$ (1)